UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2011

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF ALLSTATE ASSURANCE COMPANY

Matthew S. Easley, Chairman, President and Chief Executive Officer

Thomas W. Evans, Senior Vice President

Judith P. Greffin, Senior Vice President and Chief Investment Officer

John C. Pintozzi, Senior Vice President and Chief Financial Officer

Samuel H. Pilch, Group Vice President and Controller

Richard C. Crist, Jr., Vice President and Chief Privacy Officer

Scott D. Harper, Vice President

Jeffrey J. McRae, Vice President and Assistant Treasurer

Mario Rizzo, Vice President and Treasurer

Steven C. Verney, Vice President and Assistant Treasurer

Susan L. Lees, General Counsel and Secretary

Errol Cramer, Assistant Vice President and Appointed Actuary

Keith A. Hauschildt, Assistant Vice President and Chief Compliance Officer

Jennifer M. Hager, Assistant Secretary

Mary J. McGinn, Assistant Secretary

Lynn M. Cirrincione, Authorized Representative

Raymond P. Thomas, Authorized Representative

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

A separate account of Allstate Assurance Company (“Company”)

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B (“Separate Account B” or “Registrant”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2011. Comparative figures that relate to Separate Account B’s activities during the six months ended 2011 are provided below.

The accumulation value for Separate Account B increased 4.45% during the first half of 2011 from $14.33 on December 31, 2010 to $14.96 on June 30, 2011. During this same period the S&P 500 index increased by a total return of 6.02%. Due to withdrawals and retirements, the number of accumulation units outstanding on June 30, 2011 was 45,324, down from 46,859 on December 31, 2010. As a result of changes in the accumulation unit value, total contract owners’ equity on June 30, 2011 was $917,608 compared to $918,956 on December 31, 2010.

The tone of the markets remained volatile during the second quarter as the S&P 500 increased slightly over 6%. The last few months of the quarter, stocks moved slightly lower in the face of weaker domestic economic data and concerns over the European Sovereign debt crisis weighing on global markets. Investor sentiment is depressed as appetite for any risk is limited. Overall, the portfolio remains in good shape as earnings generally exceeded market expectations. We continue to believe the portfolio is well positioned with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of Separate Account B including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from Separate Account B. Each Board member, other than David G. Fussell, receives an annual retainer of $4,500.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On June 27, 2011, Separate Account B held its Annual Meeting of Contract owners to vote on (i) the election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B, (ii) the ratification of the selection and appointment of Deloitte & Touche LLP as the Independent Auditors for Separate Account B in accordance with the Rules and Regulations and (iii) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in Separate Account B voted (i) to elect David G. Fussell, Henry E. Blaine and H. Grant Law, Jr. to the Board, and (ii) to ratify the selection and appointment of Deloitte & Touche LLP as the Independent Auditor for Separate Account B.

The final vote tallies for each item are as follows:

1. The election of three (3) members of the Board of Managers in accordance with the Rules and Regulations of Separate Account B.

	No. of Dollars	% of Outstanding Dollars	% of Dollars Voted
David G. Fussell
Affirmative	352,508.66	51.444%	100.000%
Withhold	.00	.000%	.000%

TOTAL	352,508.66	51.444%	100.000%
Henry E. Blaine
Affirmative	352,508.66	51.444%	100.000%
Withhold	.00	.000%	.000%

TOTAL	352,508.66	51.444%	100.000%
H. Grant Law, Jr.
Affirmative	352,508.66	51.444%	100.000%
Withhold	.00	.000%	.000%

TOTAL	352,508.66	51.444%	100.000%

2. Ratification of the selection and appointment of Deloitte & Touche LLP as the independent auditors for Separate Account B in accordance with the Rules and Regulations.

Affirmative	352,508.66	51.444%	100.000%
Against	.00	.000%	.000%
Abstain	.00	.000%	.000%

TOTAL	352,508.66	51.444%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Separate Account B, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (81) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2010-2011 33 years of service	Retired - Partner, B&B Enterprises (land development)	1	None

H. Grant Law, Jr. (64) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2010-2011 19 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile - GMC Trucks Mitsubishi, Inc. (car dealership); Community Volunteer	1	None

The member of the Board listed below is an “interested person” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

David G. Fussell (64) 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2010-2011 16 years of service	Retired - Chief Investment Officer and Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

None of the members of the Board who are not “interested persons” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of the Company or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2011

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011
ASSETS
Common stocks - at market value (Cost: $620,180)	$908,601
Cash	12,162
Accrued dividends	1,107

TOTAL ASSETS	$921,870

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	$3,821
Management fee and other amounts due Allstate Assurance Company	441

TOTAL LIABILITIES	4,262

Contract owners’ equity:

Deferred annuity contracts terminable by owners - (accumulation units outstanding: 45,324.206)	678,255
Annuity contracts in pay-out period - (annuitization units outstanding: 15,994.658)	239,353

TOTAL CONTRACT OWNERS’ EQUITY	917,608

TOTAL LIABILITIES AND CONTRACT OWNERS’ EQUITY	$921,870

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2011
INVESTMENT INCOME

Income:

Dividends	$10,954

Expenses - Note E:
Investment advisory services	2,283
Mortality and expense assurances	3,196

Total Expenses	5,479

NET INVESTMENT INCOME	5,475

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NOTE A

Net realized gain from investment transactions
Proceeds from sales	142,500
Cost of investments sold	55,089

Net realized gain	87,411

Net unrealized appreciation of investments:
At end of period	288,421
At beginning of period	341,182

Decrease in net unrealized appreciation of investments	(52,761)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	34,650

NET INCREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$40,125

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
BALANCE AT BEGINNING OF PERIOD	$918,956	$918,897

FROM OPERATIONS:

Net investment income	5,475	9,603
Net realized gain on investments	87,411	2,978
Increase (decrease) in net unrealized appreciation of investments	(52,761)	32,150

Increase in contract owners’ equity from operations	40,125	44,731

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Terminations and death benefits (Units terminated):	(22,927)	(8,412)
2011 - 1,566.243;
2010 - 602.110
Variable annuity benefits paid (Number of units):	(18,546)	(36,260)

2011 - 1,253.678;
2010 - 2,627.025
Decrease in contract owners’ equity from variable annuity contract transactions	(41,473)	(44,672)

NET INCREASE (DECREASE) IN CONTRACT OWNERS’ EQUITY	(1,348)	59

BALANCE AT END OF PERIOD	$917,608	$918,956

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Emerson Electric Company	1,000	$56,250
General Electric Company	3,900	73,554

		129,804	14.1%

CONSUMER GOODS

PepsiCo, Inc.	1,000	70,430
Procter & Gamble Company	1,000	63,570

		134,000	14.6%

CONSUMER SERVICES

Wal-Mart Stores, Inc.	1,000	53,140	5.8%

ENERGY

Chevron Corporation	545	56,048
Dominion Resources, Inc.	1,000	48,270
Exxon Mobil Corporation	665	54,118

		158,436	17.3%

FINANCIAL
American Express Company	1,900	98,230	10.7%

HEALTH CARE

Becton Dickinson & Company	500	43,085
DaVita, Inc.*	700	60,627
Johnson & Johnson	1,000	66,520
Stryker Corporation	1,000	58,690

		228,922	24.9%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Cisco Systems, Inc.	3,000	$46,829
Intel Corporation	1,500	33,240
Microsoft Corporation	1,000	26,000

		106,069	11.6%

TOTAL COMMON STOCK		908,601	99.0%

TOTAL INVESTMENTS		908,601	99.0%

CASH AND RECEIVABLES LESS LIABILITIES		9,007	1.0%

TOTAL CONTRACT OWNERS’ EQUITY		$917,608	100.0%

*- Non-income producing security

All investments held as of June 30, 2011, were in domestic companies based in the United States.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2011		Year Ended December 31
			2010	2009	2008	2007
Investment income	$0.17		$0.31	$0.26	$0.30	$0.29
Expenses	0.09		0.16	0.13	0.18	0.21

Net investment income	0.08		0.15	0.13	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.55		0.54	3.00	(7.38)	0.93

Net increase (decrease) in contract owners’ equity	0.63		0.69	3.13	(7.26)	1.01
Net contract owners’ equity:
Beginning of year	14.33		13.64	10.51	17.77	16.76

End of year	$14.96		$14.33	$13.64	$10.51	$17.77

Total Return	4.40%		5.06%	29.78%	(40.86%)	6.03%
Ratio of expenses to average contract owners’ equity	1.20	% *	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average contract owners’ equity	1.19	% *	1.06%	1.18%	0.77%	0.46%
Portfolio turnover	12%		0%	2%	17%	8%
Deferred annuity contracts terminable by owners-accumulation units outstanding at end of period	45,324		46,859	47,493	102,476	109,517

*Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Unum Group.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $294,699 and gross unrealized losses of $6,278 at June 30, 2011. Security transactions are recorded on a trade date basis. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2011 is shown below.

Six Months Ended June 30, 2011
Cost of investments purchased	$108,839

Proceeds from investments sold	$142,500

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011

NOTE B—INVESTMENT COMPANY DEREGISTRATION

Allstate Assurance Company has taken steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met as of December 31, 2009. As of August 5, 2011, the deregistration process had not been finalized with the Securities and Exchange Commission.

NOTE C—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. ASC 820 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
•	Level 2 – Assets and liabilities whose values are based on the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
•

Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of June 30, 2011, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by industry composition.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2011

NOTE D—FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of Separate Account B are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to Separate Account B, as it did not generate taxable income.

Separate Account B had no liability for unrecognized tax benefits at June 30, 2011, and there was no activity related to unrecognized tax benefits during the year. Separate Account B believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next six months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE E—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
1968	1.036279	March 2003	9.728625
1969	1.080379	June	11.721042
1970	1.030039	September	12.329500
1971	1.178612	December	13.879698
1972	1.403795	March 2004	14.120048
1973	1.126624	June	14.422906
1974	0.863269	September	13.795096
1975	1.022844	December	15.094382
1976	1.156853	March 2005	14.304578
1977	1.064425	June	14.363421
1978	1.094150	September	14.795618
1979	1.219189	December	15.370699
1980	1.555258	March 2006	15.914824
1981	1.473246	June	15.781618
1982	1.812441	September	15.949882
1983	2.132092	December	16.756791
1984	2.029912	March 2007	16.780022
1985	2.480050	June	17.955239
1986	2.743444	September	18.522881
1987	2.734169	December	17.766886
1988	3.087892	March 2008	16.403785
1989	3.812606	June	16.270263
1990	3.736441	September	14.738496
1991	5.036212	December	10.513382
1992	5.028547	March 2009	9.447797
1993	5.646864	June	11.125835
1994	5.410722	September	12.753690
1995	6.908158	December	13.639973
1996	8.435567	March 2010	14.463281
1997	11.384926	June	12.776415
1998	15.192155	September	13.705927
1999	19.180992	December	14.327625
2000	16.659801	January 2011	14.619027
2001	15.297123	February	14.637648
March 2002	14.625826	March	14.541089
June	12.053638	April	15.270256
September	9.364676	May	15.209587
December	10.188983	June	14.964522

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 2001, on the last valuation day of each quarter from March 2002 through December 2010, and on the last valuation day of each month beginning January 2011. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Semi-Annual Report.

Item 6. Schedule of Investments.

Separate Account B’s Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Separate Account B’s Board.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1)	Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 29, 2011